Average Annual Total Returns - Prospectus #4 - Calvert Global Real Estate Fund	MSCI World Index One Year	MSCI World Index Life of Fund	FTSE EPRA Nareit Developed Extended Net Total Return Index One Year	FTSE EPRA Nareit Developed Extended Net Total Return Index Life of Fund	Class A One Year	Class A Life of Fund	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Life of Fund	Class C One Year	Class C Life of Fund	Class I One Year	Class I Life of Fund	Class R6 One Year	Class R6 Life of Fund
Total	23.79%	9.56%	8.72%	(6.30%)	4.95%	(9.88%)	4.00%	(10.78%)	2.90%	(7.85%)	8.88%	(7.66%)	11.11%	(6.65%)	10.97%	(6.72%)